Schedule of options granted under each plan (Details) - shares		6 Months Ended	12 Months Ended
	Jul. 01, 2024	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option granted			1,885,625
2021 Enterprise Management Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option granted			619,167
2024 Enterprise Management Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option granted	3,868,250		4,020,750
2024 Red Cloud Holdings PLC Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option granted	704,250		704,250